Prospectus Supplement                                           220072  11/04
dated November 12, 2004 to:

THE GEORGE PUTNAM FUND OF BOSTON
Prospectuses dated November 30, 2003

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader              Since   Experience
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Jeanne L. Mockard             2000    1985 - Present     Putnam Management
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Portfolio members             Since   Experience
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Kevin M. Cronin               2003    1997 - Present     Putnam Management
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Jeffrey L. Knight             2001    1993 - Present     Putnam Management
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Raman Srivastava              2004    1999 - Present     Putnam Management
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